Note 8 - Common Stock - Outstanding Stock Purchase Warrants (Details)	Dec. 31, 2014 $ / shares shares
Warrants Expiration 1[Member]
Number of Shares (in shares) | shares	1,806,159
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 1
Warrants Expiration 2 [Member]
Number of Shares (in shares) | shares	45,000
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 1
Warrants Expiration 3 [Member]
Number of Shares (in shares) | shares	567,001
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 1
Warrants Expiration 4 [Member]
Number of Shares (in shares) | shares	2,690,666
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.35
Number of Shares (in shares) | shares	5,108,826
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.66